Deposits - Scheduled Maturities of Time Deposits (Detail)	Dec. 31, 2016 USD ($)
Banking and Thrift [Abstract]
2017	$ 158,732,838
2018	35,638,287
2019	2,262,553
2020	55,801
2021	24,629
Total Time deposit	$ 196,714,108